GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Going Concern [Abstract]
GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the nine months ended September 30, 2019 and 2018. Financing activities described below have helped with working capital and other capital requirements. We incurred $8,538,360 and $3,307,841, respectively, in losses, and we used $1,032,989 and $836,228, respectively, in cash for operations for the nine months September 30, 2019 and 2018. Cash flows from financing activities were $2,027,422 and $774,715 for the same periods. These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

We acquired the assets of SpeedConnect on May 7, 2019 for $1,000,000 and a note payable for $750,000. These assets were conveyed into a wholly owned subsidiary, TPT SpeedConnect. Although TPT SpeedConnect is currently generating cash flows, there is expected to be significant capital required in the near term to upgrade the current network to 5G standards.

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern.

Cash flows generated from operating activities were not enough to support all working capital requirements for the years ended December 31, 2018 and 2017. Financing activities described below have helped with working capital and other capital requirements. We incurred $5,377,489 and $3,807,401, respectively, in losses, and we used $916,407 and $750,408, respectively, in cash for operations for the years ended December 31, 2018 and 2017. Cash flows from financing activities were $871,199 and $693,502 for the same periods. These factors raise substantial doubt about the ability of the Company to continue as a going concern for a period of one year from the issuance of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Subsequent to December 31, 2018, shareholders extended loans to the Company in the amount of approximately $104,300 into debt that is convertible one dollar into one share of sock of Series C Preferred Stock that has been designated convertible into common stock at $0.15 per share and includes terms similar to the other Preferred Stock. A third-party advanced the company $50,000 on March 13, 2019 with verbal terms that included repayment in 45 days at 10%. There were no other terms on this.

On March 19, 2019, the “Company consummated a Securities Purchase Agreement dated March 15, 2019 with Geneva Roth Remark Holdings, Inc. (“Geneva Roth”) for the purchase of a $68,000 Convertible Promissory Note (“Geneva Roth Convertible Promissory Note”). This Geneva Roth Convertible Promissory Note is part of a larger investment term sheet with Geneva Roth, at their option, to invest in the Company up to $975,000.

In addition, On March 25, 2019, TPT Global Tech, Inc. (the “Company”) consummated a Securities Purchase Agreement dated March 18, 2019 with Auctus Fund, LLC. (“Auctus”) for the purchase of a $600,000 Convertible Promissory Note (“Auctus Convertible Promissory Note”).

In order for us to continue as a going concern for a period of one year from the issuance of these financial statements, we will need to obtain additional debt or equity financing and look for companies with cash flow positive operations that we can acquire. There can be no assurance that we will be able to secure additional debt or equity financing, that we will be able to acquire cash flow positive operations, or that, if we are successful in any of those actions, those actions will produce adequate cash flow to enable us to meet all our future obligations. Most of our existing financing arrangements are short-term. If we are unable to obtain additional debt or equity financing, we may be required to significantly reduce or cease operations.